Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Intangible assets other than goodwill
Acquisition Cost	$ 99,692	$ 99,692
Accumulated Amortization	(36,141)	(32,618)
Net Book Value	63,551	67,074
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(9,378)	(8,336)
Net Book Value	1,042	2,084
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	53,152	53,152
Accumulated Amortization	(10,162)	(9,456)
Net Book Value	42,990	43,696
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(16,601)	(14,826)
Net Book Value	$ 19,519	$ 21,294